Summary of Significant Accounting Policies - Summary of Account Receivable Balance (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Account Receivable [Line Items]
Accounts receivable, net	$ 133,433	$ 67,353
Accounts receivable
Schedule of Account Receivable [Line Items]
Accounts receivable, net	227,889	112,799
Medicare risk adjustment
Schedule of Account Receivable [Line Items]
Accounts receivable, net	21,072	7,842
Unpaid service provider costs
Schedule of Account Receivable [Line Items]
Accounts receivable, net	$ (115,528)	$ (53,288)